Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current	$ (7,317)	(45,401)	(29,905)	(45,481)
Deferred	4,630	28,728	19,581	9,322
Income tax expense	$ (2,687)	(16,673)	(10,324)	(36,159)